Oct. 14, 2016

SUPPLEMENT TO THE
PROSPECTUS OF
WELLS FARGO INCOME FUNDS
Wells Fargo Core Bond Fund
(the "Fund")
The following table is added under the paragraph titled "Fund Summary - Example of Expenses":

	Assuming Redemption at End of Period			Assuming No Redemption
After:	Class A	Class B	Class C	Class B	Class C
1 Year	$526	$656	$256	$156	$156
3 Years	$698	$794	$494	$494	$494
5 Years	$885	$1,056	$856	$856	$856
10 Years	$1,425	$1,578	$1,874	$1,578	$1,874